Risk Management_Cash flow from principal and interest payments of nonderivative financial liabilities by remaining contractual maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities by remaining contractual maturity [Line Items]
Nonderivative financial liabilities undiscounted cash flows by remaining contractual maturity	₩ 293,613,146	₩ 287,507,640
Financial liabilities at FVTPL	327,030	834,808
Deposits due to customers	238,249,257	224,666,969
Borrowings	15,080,533	18,997,770
Debentures	29,811,344	25,323,071
Other financial liabilities	10,144,982	17,685,022
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities by remaining contractual maturity [Line Items]
Nonderivative financial liabilities undiscounted cash flows by remaining contractual maturity	163,369,548	163,583,751
Financial liabilities at FVTPL	168,442	678,813
Deposits due to customers	148,008,777	136,835,315
Borrowings	6,115,732	9,146,895
Debentures	1,955,255	2,108,780
Other financial liabilities	7,121,342	14,813,948
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities by remaining contractual maturity [Line Items]
Nonderivative financial liabilities undiscounted cash flows by remaining contractual maturity	34,227,903	33,147,269
Financial liabilities at FVTPL	155,984	1,529
Deposits due to customers	29,563,310	28,685,473
Borrowings	1,893,173	2,355,336
Debentures	2,452,565	2,077,387
Other financial liabilities	162,871	27,544
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities by remaining contractual maturity [Line Items]
Nonderivative financial liabilities undiscounted cash flows by remaining contractual maturity	20,685,876	20,997,114
Financial liabilities at FVTPL	1,717	94
Deposits due to customers	18,175,348	19,254,108
Borrowings	1,489,272	876,836
Debentures	1,018,714	860,596
Other financial liabilities	825	5,480
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities by remaining contractual maturity [Line Items]
Nonderivative financial liabilities undiscounted cash flows by remaining contractual maturity	35,392,463	33,882,676
Financial liabilities at FVTPL	512	47
Deposits due to customers	32,468,110	30,875,962
Borrowings	1,178,107	1,486,710
Debentures	1,744,731	1,518,524
Other financial liabilities	1,003	1,433
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities by remaining contractual maturity [Line Items]
Nonderivative financial liabilities undiscounted cash flows by remaining contractual maturity	31,233,494	25,875,498
Financial liabilities at FVTPL	375	154,325
Deposits due to customers	7,409,118	6,284,092
Borrowings	3,924,681	4,711,273
Debentures	19,770,380	14,641,016
Other financial liabilities	128,940	84,792
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities by remaining contractual maturity [Line Items]
Nonderivative financial liabilities undiscounted cash flows by remaining contractual maturity	8,703,862	10,021,332
Deposits due to customers	2,624,594	2,732,019
Borrowings	479,568	420,720
Debentures	2,869,699	4,116,768
Other financial liabilities	₩ 2,730,001	₩ 2,751,825